Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Profit for the period	€ 49.2	€ 74.6	€ 90.4	€ 130.6
Taxation	11.2	22.7	20.6	39.7
Net financing costs	35.3	16.1	64.3	30.7
Depreciation & amortization	23.3	22.0	45.6	43.2
Exceptional items	10.5	(12.7)	40.6	6.3
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	10.5	(12.7)	40.6	6.3
Other add-backs	2.9	4.0	17.2	7.7
Adjusted EBITDA	€ 132.4	€ 126.7	€ 278.7	€ 258.2